Guarantees and commitments (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	$ 1,947	$ 1,926	$ 1,249	$ 1,926	$ 743
New claims	266	374	281	640	835
Claims settled through repurchases	(3)	(3)	(5)	(6)	(8)
Other settlements	(164)	(6)	(9)	(170)	(13)
Total claims settled	(167)	(9)	(14)	(176)	(21)
Claims rescinded	(4)	(10)	(2)	(14)	(31)
Transfers to/from arbitration and litigation, net	(347)	(334)	(144)	(681)	(156)
Balance at end of period	1,695	1,947	1,370	1,695	1,370
Repurchase price at the time of settlement	(3)	(3)	(6)	(6)	(9)
Other settlements, settlement value	(20)	(5)	(7)	(25)	(10)
Provisions for outstanding repurchase claims
Balance at beginning of period	59	55	49	55	59
Increase/(decrease) in provisions, net	62	12	20	74	16
Realized losses	(23)	(8)	(13)	(31)	(19)
Balance at end of period	98	59	56	98	56
Government-sponsored enterprises
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	67	67	50	67	68
New claims	24	12	25	36	36
Claims settled through repurchases	(1)	(3)	(2)	(4)	(3)
Other settlements	(5)	(3)	(2)	(8)	(4)
Total claims settled	(6)	(6)	(4)	(12)	(7)
Claims rescinded	(4)	(6)	0	(10)	(26)
Transfers to/from arbitration and litigation, net	0	0	0	0	0
Balance at end of period	81	67	71	81	71
Private investors, primarily banks
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	482	464	437	464	432
New claims	93	22	14	115	22
Claims settled through repurchases	0	0	0	0	0
Other settlements	(155)	0	(1)	(155)	(1)
Total claims settled	(155)	0	(1)	(155)	(1)
Claims rescinded	0	(4)	(2)	(4)	(5)
Transfers to/from arbitration and litigation, net	0	0	0	0	0
Balance at end of period	420	482	448	420	448
Non-agency securitizations
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,398	1,395	762	1,395	243
New claims	149	340	242	489	777
Claims settled through repurchases	(2)	0	(3)	(2)	(5)
Other settlements	(4)	(3)	(6)	(7)	(8)
Total claims settled	(6)	(3)	(9)	(9)	(13)
Claims rescinded	0	0	0	0	0
Transfers to/from arbitration and litigation, net	(347)	(334)	(144)	(681)	(156)
Balance at end of period	$ 1,194	$ 1,398	$ 851	$ 1,194	$ 851